Related party transactions (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revolving credit facility	$ 51,832	$ 8,622
Seller’s credit note	0	34,383
Revolving credit and seller’s credit due to owners and affiliates	$ 51,832	$ 43,005